Property, equipment, intangible assets and leases - Summary of intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 2,634,449	R$ 2,502,045	R$ 844,182
Additions other than through business combinations, intangible assets other than goodwill	280,282	185,404	130,219
Business combinations		(101,872)	(1,690,160)
Impairment loss recognised in profit or loss, intangible assets and goodwill	(19,410)	(15,127)	(30,200)
Increase (decrease) through transfers, intangible assets and goodwill	0	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	73	387	1,494
Amortisation, intangible assets other than goodwill	(132,141)	(140,132)	(133,810)
Ending balance	2,763,253	2,634,449	2,502,045
Computer software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	69,613	158,981	88,339
Additions other than through business combinations, intangible assets other than goodwill	5,246	5,042	22,387
Business combinations		0	(46,916)
Impairment loss recognised in profit or loss, intangible assets and goodwill	(14,547)	(15,127)	(4,945)
Increase (decrease) through transfers, intangible assets and goodwill	104,130	(28,677)	77,964
Increase (decrease) through net exchange differences, intangible assets and goodwill	178	164	0
Amortisation, intangible assets other than goodwill	(38,587)	(50,770)	(71,680)
Ending balance	126,033	69,613	158,981
Goodwill [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,921,349	1,833,407	595,222
Additions other than through business combinations, intangible assets other than goodwill	0	4,620	0
Business combinations		(103,544)	(1,257,605)
Impairment loss recognised in profit or loss, intangible assets and goodwill	0	0	(19,420)
Increase (decrease) through transfers, intangible assets and goodwill	0	(20,222)	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0	0	0
Amortisation, intangible assets other than goodwill	0	0	0
Ending balance	1,921,349	1,921,349	1,833,407
Customer-related intangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	358,981	432,974	61,504
Additions other than through business combinations, intangible assets other than goodwill	0	0	58,692
Business combinations		(1,633)	(355,730)
Impairment loss recognised in profit or loss, intangible assets and goodwill	0	0	0
Increase (decrease) through transfers, intangible assets and goodwill	0	(9,911)	(7,876)
Increase (decrease) through net exchange differences, intangible assets and goodwill	0	0	0
Amortisation, intangible assets other than goodwill	(60,547)	(62,449)	(35,076)
Ending balance	298,434	358,981	432,974
Brand names [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	38,910	34,958	12,540
Additions other than through business combinations, intangible assets other than goodwill	0	0	0
Business combinations		(39)	(29,909)
Impairment loss recognised in profit or loss, intangible assets and goodwill	0	0	(3,113)
Increase (decrease) through transfers, intangible assets and goodwill	0	18,245	7,090
Increase (decrease) through net exchange differences, intangible assets and goodwill	0	0	0
Amortisation, intangible assets other than goodwill	(12,588)	(14,254)	(11,468)
Ending balance	26,322	38,910	34,958
Other intangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	245,596	41,725	86,577
Additions other than through business combinations, intangible assets other than goodwill	275,036	175,742	49,140
Business combinations		0	0
Impairment loss recognised in profit or loss, intangible assets and goodwill	(4,863)	0	(2,722)
Increase (decrease) through transfers, intangible assets and goodwill	(104,130)	40,565	(77,178)
Increase (decrease) through net exchange differences, intangible assets and goodwill	(105)	223	1,494
Amortisation, intangible assets other than goodwill	(20,419)	(12,659)	(15,586)
Ending balance	391,115	245,596	41,725
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,000,793	2,784,476
Ending balance	3,222,210	3,000,793	2,784,476
Gross carrying amount [member] | Computer software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	197,295	302,560
Ending balance	255,635	197,295	302,560
Gross carrying amount [member] | Goodwill [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,921,349	1,833,407
Ending balance	1,921,349	1,921,349	1,833,407
Gross carrying amount [member] | Customer-related intangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	492,886	555,674
Ending balance	490,885	492,886	555,674
Gross carrying amount [member] | Brand names [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	122,797	51,110
Ending balance	121,859	122,797	51,110
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	266,466	41,725
Ending balance	432,482	266,466	41,725
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(366,344)	(282,431)
Ending balance	(458,957)	(366,344)	(282,431)
Accumulated impairment [member] | Computer software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(127,682)	(143,579)
Ending balance	(129,602)	(127,682)	(143,579)
Accumulated impairment [member] | Goodwill [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Ending balance	0	0	0
Accumulated impairment [member] | Customer-related intangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(133,905)	(122,700)
Ending balance	(192,451)	(133,905)	(122,700)
Accumulated impairment [member] | Brand names [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(83,887)	(16,152)
Ending balance	(95,537)	(83,887)	(16,152)
Accumulated impairment [member] | Other intangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(20,870)	0
Ending balance	R$ (41,367)	R$ (20,870)	R$ 0